Label	Element	Value
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Baillie Gifford Developed EAFE All Cap Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Baillie Gifford Developed EAFE All Cap Fund seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	17.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in developed markets, but in some circumstances may gain exposure to emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 50 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included Japan and the United Kingdom. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns – Class 2 Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest Quarterly Return: 25.46% (Q2, 2020) Lowest Quarterly Return: -20.92% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	25.46%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.92%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2024
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Investment Style Risk – Baillie Gifford Overseas Limited (the "Manager") actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Long-Term Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio. See also "Selected Investment Techniques and Topics—Our Stewardship Approach."

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Asia Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying a Fund's ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in a Fund's investment process.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Developed Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | ESG Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  ESG Risk – To the extent that the Fund's portfolio managers incorporate environmental, social and/or governance considerations ("ESG Factors") into the Fund's investment process as a part of the Fund's long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers' assessment of relative risks and opportunities. See also "Long-Term Investment Strategy Risk" and "Selected Investment Techniques and Topics—Our Stewardship Approach."

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Focused Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Government and Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and Fund's investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Information Technology Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | IPO Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund's exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Service Provider Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Settlement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

—  Valuation Risk – In certain circumstances, some of the Fund's portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.17%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	810
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	810
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 3
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	726
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	726
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 4
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.07%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Classes 4 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	689
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.02%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.50%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Classes 4 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	640
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	52
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	164
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	285
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 640
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | MSCI EAFE Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.35%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.23%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.70%	[4]
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.61%
Annual Return [Percent]	oef_AnnlRtrPct	(0.20%)
Annual Return [Percent]	oef_AnnlRtrPct	28.59%
Annual Return [Percent]	oef_AnnlRtrPct	(16.05%)
Annual Return [Percent]	oef_AnnlRtrPct	32.33%
Annual Return [Percent]	oef_AnnlRtrPct	27.95%
Annual Return [Percent]	oef_AnnlRtrPct	7.44%
Annual Return [Percent]	oef_AnnlRtrPct	(32.32%)
Annual Return [Percent]	oef_AnnlRtrPct	10.19%
Annual Return [Percent]	oef_AnnlRtrPct	(1.14%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.14%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.22%
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.02%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.15%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.90%
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.27%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.40%
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.07%)	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.34%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.27%	[5]
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.14%)	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.27%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.22%	[6]
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.14%)	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.27%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.22%	[7]

[1]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.
[2]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund, starting April 30, 2025 and continuing until April 30, 2026, to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. No fee waiver was in effect during the Fund's fiscal year ended December 31, 2024, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for any share class.
[3]	Classes 4 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
[4]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[5]	Performance for Class 3 shares prior to their date of inception (March 24, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[6]	Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[7]	Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.